Stock-Based Compensation - Schedule of Options Outstanding (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options outstanding, beginning balance	6,623,242	6,867,367	11,142,450
Number of options, Exercised	(2,805,969)	(1,525,159)	(2,737,253)
Number of options, Cancelled	(119,165)	(107,966)	(1,537,830)
Number of options, Vested	0	0	0
Number of options outstanding, ending balance	4,758,108	6,623,242	6,867,367
Number of options, Granted	1,060,000	1,389,000
Weighted average exercise price outstanding, Beginning balance	35.39	31.54	34.22
Weighted average exercise price, Exercised	31.99	28.46	33.28
Weighted average exercise price, Cancelled	51.46	53.14	48.86
Weighted average exercise price, Vested	0	0	0
Weighted average exercise price outstanding, Ending Balance	41.82	35.39	31.54
Weighted average exercise price, Granted	57.02	48.22
Number of options exercisable outstanding, beginning balance	3,227,574	2,066,700	3,362,116
Number of options exercisable, Cancelled	(31,667)	(58,967)	(1,426,164)
Number of options exercisable, Vested	2,457,171	2,745,000	2,868,001
Number of options exercisable outstanding, Ending Balance	2,847,109	3,227,574	2,066,700
Number of options exercisable, Exercised	(2,805,969)